Discontinued Operations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Current assets:
Total current assets	$ 15,565
Discontinued Operations, Held-for-sale [Member]
Current assets:
Cash and cash equivalents
Restricted cash deposits	342
Accounts receivable, net of allowance for doubtful accounts of $1,192	4,125
Prepaid expenses and other current assets	2,652
Assets held for sale (Note 4)	8,362
Total current assets	15,481
Non-current assets:
Property and equipment, net (Note 7)	77
Other assets, net	7
Total non-current assets	84
Total assets	15,565
Current liabilities:
Other accrued liabilities	2,068
Deferred revenues	1,141
Total current liabilities	3,209
Total net assets of discontinued operation	$ 12,356